LOANS AND LEASES - Nonaccrual Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	$ 21,190	$ 11,908	$ 3,921
Financing Receivable, Nonaccrual, No Allowance	44,563	16,715	62,052
Nonaccrual loans	65,753	28,623	65,973
Interest included in income
Nonaccrual loans	1,700	1,600
Restructured loans - nonaccrual status		10,000
Commercial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	3,329	6,692	1,939
Financing Receivable, Nonaccrual, No Allowance	12,417	1,550	4,702
Nonaccrual loans	15,746	8,242	6,641
Lease financing
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	1,505	0	1,982
Financing Receivable, Nonaccrual, No Allowance	2,105	178	4,245
Nonaccrual loans	3,610	178	6,227
Construction real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	0	0	0
Nonaccrual loans	0	0	0
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	16,356	5,216	0
Financing Receivable, Nonaccrual, No Allowance	11,628	570	32,303
Nonaccrual loans	27,984	5,786	32,303
Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	14,067	10,691	16,700
Nonaccrual loans	14,067	10,691	16,700
Home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	3,476	3,123	3,418
Nonaccrual loans	3,476	3,123	3,418
Installment
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	870	603	684
Nonaccrual loans	$ 870	$ 603	$ 684